SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025 JPY (¥) contract item	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Revenue Recognition
Number of contracts conducted | contract	2
Number of distinct performance obligations | item	2
Standard industry warranty period (in years)	10 years
Revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Point in time
Revenue Recognition
Revenue	17,705,652	17,574,228	16,047,779
Over time
Revenue Recognition
Revenue	1,137,011	1,376,455	1,367,469
Real estate sales revenue
Revenue Recognition
Revenue	18,307,409	18,487,074	17,098,308
Other revenue
Revenue Recognition
Revenue	535,254	463,609	316,940
Hotel
Revenue Recognition
Revenue	320,799	231,580	101,809
Lease
Revenue Recognition
Revenue	48,537	57,834	61,803
Commission
Revenue Recognition
Revenue	99,457	100,855	101,325
Property management
Revenue Recognition
Revenue	55,422	58,991	36,516
Other
Revenue Recognition
Revenue	¥ 11,039	¥ 14,349	¥ 15,487